Reverse Repurchase Agreements - Non Trading	6 Months Ended
Jun. 30, 2020
Disclosure of reserve repurchase agreements non-trading [abstract]
Reverse Repurchase Agreements - Non Trading	12. REVERSE REPURCHASE AGREEMENTS – NON TRADING

	30 June 2020	31 December 2019
	£m	£m
Agreements with banks	2,238	2,161
Agreements with customers	21,663	21,475
	23,901	23,636